Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	$ 4,046	$ 4,146	$ 4,543
Deferred Income Tax Assets	(1,454)	(948)	(511)
Net Deferred Income Tax Liability	2,592	3,198	$ 4,032
1 Year
Disclosure of income taxes [line items]
Deferred Income Tax Assets	(556)	(88)
Deferred Income Tax Assets to be Settled After More Than Twelve Months
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	4,046	4,146
Deferred Income Tax Assets	$ (898)	$ (860)